Income Taxes - Schedule of Deferred Tax Income and Social Contribution (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Loss and Negative Social Contribution Base [Member]
Deferred income tax [Line Items]
Balance		$ 840,172	$ 649,164	$ 431,501
Statement of income		(23,641)	161,447	194,061
Exchange variation		(136,885)	29,561	23,100
Other Adjustments	[1]	(372)		502
Balance		679,274	840,172	649,164
Expected credit losses on trade accounts receivable [Member]
Deferred income tax [Line Items]
Balance		38,086	31,572	26,260
Statement of income		8,701	4,768	3,817
Exchange variation		(4,483)	1,746	1,495
Other Adjustments	[1]	1
Balance		42,305	38,086	31,572
Provisions for contingencies [Member]
Deferred income tax [Line Items]
Balance		125,393	137,347	97,506
Statement of income		(8,595)	(19,555)	32,822
Exchange variation		(22,310)	7,601	7,019
Other Adjustments	[1]
Balance		94,488	125,393	137,347
Fair Value Adjustment [Member]
Deferred income tax [Line Items]
Balance		(70,257)
Statement of income		(30,997)
Exchange variation		(4,583)
Other Adjustments	[1]
Balance		(105,837)	(70,257)
Inventory valuation [Member]
Deferred income tax [Line Items]
Balance		(148,818)	(54,902)	72,060
Statement of income		66,559	(100,031)	(131,120)
Exchange variation		(1,248)	6,115	4,158
Other Adjustments	[1]
Balance		(83,507)	(148,818)	(54,902)
Hedge operations [Member]
Deferred income tax [Line Items]
Balance	[2]	(25,365)	8,209	(27,002)
Statement of income	[2]	69,993	(32,848)	21,888
Exchange variation	[2]	1,597	(138)	(1,435)
Other Adjustments	[1],[2]	(265)	(588)	14,758
Balance	[2]	45,960	(25,365)	8,209
Tax credits [Member]
Deferred income tax [Line Items]
Balance		23,684	13,196
Statement of income		(14,851)	10,438
Exchange variation		(36)	21
Other Adjustments	[1]		29
Balance		8,797	23,684	13,196
Provision for Work Accident Insurance - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance		7,927	6,139	39,203
Statement of income		1,163	1,806	(32,812)
Exchange variation		(126)	(18)	(252)
Other Adjustments	[1]
Balance		8,964	7,927	6,139
Pension Plan - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance		11,956	10,485	21,677
Statement of income		(7,497)	3,755	(5,484)
Exchange variation		(1,104)	(59)	(171)
Other Adjustments	[1]	(147)	(2,225)	(5,537)
Balance		3,208	11,956	10,485
Trade accounts payable accrual [Member]
Deferred income tax [Line Items]
Balance		230,959	241,040	264,851
Statement of income		22,747	(13,775)	(25,124)
Exchange variation		(3,891)	3,694	1,313
Other Adjustments	[1]	39
Balance		249,854	230,959	241,040
Non-Deductible Interest Portion - U.S. Tax Reform [Member]
Deferred income tax [Line Items]
Balance		211,958	76,563	5,894
Statement of income		64,576	135,106	70,455
Exchange variation		3,037	289	214
Other Adjustments	[1]
Balance		279,571	211,958	76,563
Right of use assets [Member]
Deferred income tax [Line Items]
Balance		25,417	22,583	6,072
Statement of income		4,104	2,163	16,003
Exchange variation		(3,592)	671	508
Other Adjustments	[1]	37
Balance		25,966	25,417	22,583
Other temporary differences [Member]
Deferred income tax [Line Items]
Balance		68,889
Statement of income		(2,555)
Exchange variation		(11,406)
Other Adjustments	[1]	(2,032)
Balance		52,896	68,889
Goodwill amortization [Member]
Deferred income tax [Line Items]
Balance		(851,839)	(785,958)	(705,645)
Statement of income		(41,842)	(11,297)	(35,984)
Exchange variation		166,304	(54,584)	(44,329)
Other Adjustments	[1]
Balance		(727,377)	(851,839)	(785,958)
Business Combinations [Member]
Deferred income tax [Line Items]
Balance		(444,250)	(441,428)	(473,421)
Statement of income		(26,269)	(185)	42,827
Exchange variation		4,602	(2,637)	(1,089)
Other Adjustments	[1]			(9,745)
Balance		(465,917)	(444,250)	(441,428)
Realization of other reserves [Member]
Deferred income tax [Line Items]
Balance		(115,640)	(110,379)	(106,120)
Statement of income		2,435	3,246	3,097
Exchange variation		25,092	(8,507)	(7,356)
Other Adjustments	[1]
Balance		(88,113)	(115,640)	(110,379)
Cut Off Adjustments (sales) [Member]
Deferred income tax [Line Items]
Balance		618
Statement of income		15,678
Exchange variation		(1,019)
Other Adjustments	[1]
Balance		15,277	618
Accelerated depreciation and amortization [Member]
Deferred income tax [Line Items]
Balance		(514,286)	(586,839)	(492,570)
Statement of income		31,273	74,790	(96,067)
Exchange variation		3,091	(2,237)	1,798
Other Adjustments	[1]
Balance		(479,922)	(514,286)	(586,839)
Deferred taxes, net [Member]
Deferred income tax [Line Items]
Balance		(585,396)	(757,192)	(881,723)
Statement of income		130,982	203,372	95,983
Exchange variation		13,040	(34,818)	29,816
Other Adjustments	[1]	(2,739)	3,242	(1,268)
Balance		(444,113)	(585,396)	(757,192)
Grains’ Fair Value Adjustment - Subsidiaries [Member]
Deferred income tax [Line Items]
Balance		(70,257)	(79,680)
Statement of income			15,130
Exchange variation			(5,707)
Other Adjustments	[1]
Balance			(70,257)	(79,680)
Other temporary differences - liabilities [Member]
Deferred income tax [Line Items]
Balance		$ 69,507	105,696
Statement of income			(31,586)
Exchange variation			(10,629)
Other Adjustments	[1]		6,026
Balance			69,507	105,696
Present value adjustment - Trade accounts payable [Member]
Deferred income tax [Line Items]
Balance			(79,680)	(45,506)
Statement of income				(31,852)
Exchange variation				(2,322)
Other Adjustments	[1]
Balance				(79,680)
Tax Credits - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance			13,196	13,438
Statement of income				(245)
Exchange variation				55
Other Adjustments	[1]			(52)
Balance				13,196
Other Active Temporary Differences [Member]
Deferred income tax [Line Items]
Balance			105,696	23,495
Statement of income				36,416
Exchange variation				46,979
Other Adjustments	[1]			(1,194)
Balance				105,696
Provision for Customer Returns - Foreign Subsidiaries [Member]
Deferred income tax [Line Items]
Balance				(33,416)
Statement of income				33,285
Exchange variation				131
Other Adjustments	[1]
Balance

[1]	Changes in deferred tax balance sheet accounts that do not directly impact the income statement are presented in a specific column in the notes to the financial statements. These adjustments mainly refer to deferred taxes on cash flow hedge transactions recognized in other comprehensive income, the settlement of a transaction with the Brazilian Federal Tax Authority involving deferred tax assets on tax loss carryforwards and negative bases, amounts related to the merger of Avetec, employee benefits recognized by the subsidiary Seara Alimentos, and the pension plan in the United States of America.
[2]	The hedge and hedge accounting operations are demonstrated in footnote 27 - Risk management and financial instruments.